Payables and Accrued Liabilities - Schedule of Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 308	$ 1,087
Salaries, employment taxes and benefits	113	64
Accrued audit fees	130	216
PIP study payables		118
Accrued severance	57	427
Other accrued liabilities	328	236
Payables and accrued liabilities	$ 936	$ 2,148